UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7383

Date of fiscal year end: August 31

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record.

PROXY VOTING RECORD

Name of Fund:(1)	Villere Balanced Fund
Period:	July 1, 2007 - June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Noble International, Ltd.	8/30/07	655053 10 6	NOBL

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7

For	For	2. To approve the share purchase agreement with Arcelor S.A.	Issuer

For	For	3. Approval of Noble International, Ltd. Stock option plan	Issuer

For	For	4. Ratification of auditors	Issuer

For	For	5. Adjournment	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Payless Shoesource, Inc. Special Meeting	8/14/07	704379 10 6	PSS

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1. The proposal to approve a proposed
amendment to our certificate of incorporation, a
copy of which is attached to the proxy statement,
to effect a change of our name from Payless
Shoesource, Inc. to Collective Brands, Inc.
Issuer

For	For
2. The proposal to approve the adjournment or
postponement of the special meeting, if
necessary or appropriate, to solicit additional
proxies if there are insufficient votes at the time of
the special meeting to adopt the proposal to
amend our certificate of incorporation
Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Epiq Systems, Inc. Special Meeting	2/8/07	26882D 10 9	EPIQ

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1. Amendment of Articles of Incorporation - Increase authorized for common stock	Issuer

PROXY VOTING RECORD

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Delta Petroleum Copr. Special Meeting	2/19/08	247907 20 7	DPTR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1. Approve issuance of 36,000,000 shares of the
company's common stock to Tracinda Corp.
pursuant to the company stock purchase
agreement dated as of 12/29/07, by and between
the company and Tracinda Corp.
Issuer

For	For	2. Approve the second amendment to the company's certificate of incorporation to increase the maximum authorized number of directors from eleven to fifteen.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Bank of the Ozarks, Inc.	04/15/08	063904 10 6	OZRK

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8
For		Director 9
For		Director 10
For		Director 11
For		Director 12
For		Director 13

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Gulf Island Fabrication, Inc.	04/24/08	402307 10 2	GIFI

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Hancock Holding Co.	03/27/08	410120 10 9	HBHC

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of auditors	Issuer

PROXY VOTING RECORD

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Cabela's Incorporated	05/13/08	126804 30 1	CAB
Shares Voted	126,500

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8
For		Director 9

For	For	2. Approval of the Company's Performance Bonus Plan.	Issuer

For	For	3. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

JPMorgan Chase & Co.	05/20/08	46625H 10 0	JPM
Shares Voted	41,000

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8
For		Director 9
For		Director 10
For		Director 11
For		Director 12

For	For	2. Ratification of auditors	Issuer

For	For	3. Approval of Amendment to 2005 Long-Term Incentive Plan.	Issuer

For	For	4. Re-approval of Key Executive Performance Plan	Issuer

Against	Against	5. Governmental Service Report	Shareholder

Against	Against	6. Political Contributions Report	Shareholder

Against	Against	7. Independent Chairman of the Board	Shareholder

Against	Against	8. Executive Compensation Approval	Shareholder

Against	Against	9. Two Candidates per Directorship	Shareholder

Against	Against	10. Human Rights and Investment Report	Shareholder

Against	Against	11. Lobbying Priorities Report	Shareholder

PROXY VOTING RECORD

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

O'Reilly Automotive, Inc.	05/06/08	686091 10 9	ORLY
Shares Voted	54,700

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

3D Systems Corp.	05/20/08	88554D 20 5	TDSC
Shares Voted	138,000

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Quest Diagnostics, Inc.	05/16/08	74834L 10 0	DGX
Shares Voted	48,200

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

NIC, Inc.	05/06/08	62914B 10 0	EGOV
Shares Voted	295,500

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8

For	For	2. Consider the Approval of the Proposed Amendment to the 2006 Amended and Restated Stock Option and Incentive Plan	Issuer

For	For	3. Ratification of auditors	Issuer

PROXY VOTING RECORD

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Ion Geophysical Corp.	05/27/08	462044 10 8	IO
Shares Voted	136,300

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For
2. Approve certain amendments to the 2004 Long-
Term Incentive Plan to increase the total number
of shares of Ion's Common Stock available for
issuance under the Plan from 6,700,000 to
7,700,000 shares.
Issuer

For	For	3. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Collective Brands, Inc.	05/22/08	19421W 10 0	PSS
Shares Voted	82,800

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Delta Petroleum Corp.	05/20/08	247907 20 7	DPTR
Shares Voted	98,500

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8
For		Director 9
For		Director 10
For		Director 11
For		Director 12

For	For	2. Ratification of auditors	Issuer

PROXY VOTING RECORD

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Luminex Corporation	05/22/08	55027E 10 2	LMNX
Shares Voted	115,000

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

American Vanguard Corp.	06/06/08	030371 10 8	AVD
Shares Voted	108,000

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7

For	For	2. Ratification of auditors	Issuer

For	For	3. To transact such other business as may properly come before the annual meeting or any adjournment or postponement thereof.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

First State Bancorporation	06/06/08	336453 10 5	FSNM
Shares Voted	136,000

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4

For	For	2. To Declassify the Board of Directors and instead provide for annual election of all the Directors	Issuer

For	For	3. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Epiq Systems, Inc.	06/04/08	26882D 10 9	EPIQ
Shares Voted	138,500

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/ Robert M. Slotky
      Robert M. Slotky
                                                      President
      Principal Executive Officer

Date   August 12, 2008
* Print the name and title of each signing officer under his or her signature.

Villere Balanced Fund
A Series of Professionally Managed Portfolios
Form N-PX 2008